SCHEDULE OF OTHER CURRENT ASSETS (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Other Current Assets
Prepayments	$ 147,854	$ 180,724
Performance bond and deposits	13,257	1,856
Other	4,976
Total current prepayments and other assets	$ 166,087	$ 182,580